Other Non-Current Assets - Summary of Other Non-current Assets (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Other Non Current Assets [Line Items]
Other financial assets at fair value through profit or loss	€ 836	€ 890
Pre-funded pension obligations	179	177
Long-term prepaid expenses	77	92
Long-term loans and advances and other non-current receivables	508	537
Derivative financial instruments	21	24
Total	2,699	2,734
Trading equity securities
Disclosure Of Other Non Current Assets [Line Items]
Equity instruments or debt instruments at fair value through other comprehensive income	669	588
Debt securities
Disclosure Of Other Non Current Assets [Line Items]
Equity instruments or debt instruments at fair value through other comprehensive income	€ 409	€ 426